UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Havens Advisors
Address: 600 Lexington Av. 29th Floor
         New York, NY  10022

13F File Number:  28-10727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nancy Havens-Hasty
Title:     President
Phone:     212-355-0050

Signature, Place, and Date of Signing:

     Nancy Havens-Hasty     New York, NY     July 20, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     40

Form13F Information Table Value Total:     $142,302 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMGEN INC                      COM              31162100       597    11276 SH       SOLE                        0    11276        0
AXSYS TECHNOLOGIES INC         COM              54615109       536    10000 SH       SOLE                        0    10000        0
BORLAND SOFTWARE CORP          COM              99849101      2167  1679900 SH       SOLE                        0  1679900        0
CENTENNIAL COMM CORP N         CL A NEW         15133V208     4882   582590 SH       SOLE                        0   582590        0
CF INDS HLDGS INC              COM              125269100     4300    58000 SH       SOLE                        0    58000        0
CHARLES RIV LABS INTL INC      COM              159864107       86     2560 SH       SOLE                        0     2560        0
CITIGROUP INC                  CALL             172967901        0    64500 SH       SOLE                        0    64500        0
CITIGROUP INC                  PUT              172967901     4538  3230500 SH  PUT  SOLE                        0  3230500        0
COUGAR BIOTECHNOLOGY INC       COM              222083107     5061   117800 SH       SOLE                        0   117800        0
DATA DOMAIN INC                COM              23767P109     7227   216500 SH       SOLE                        0   216500        0
DONNELLEY R R & SONS CO        COM              257867101     2757   237222 SH       SOLE                        0   237222        0
EATON VANCE FLTING RATE INC    COM              278279104      448    42328 SH       SOLE                        0    42328        0
EMBARQ CORP                    COM              29078E105     9043   215000 SH       SOLE                        0   215000        0
EMC CORP MASS                  COM              268648102     1539   117447 SH       SOLE                        0   117447        0
EMULEX CORP                    COM NEW          292475209     3032   310000 SH       SOLE                        0   310000        0
FOUNDATION COAL HLDGS INC      COM              35039W100     7309   260000 SH       SOLE                        0   260000        0
GENZYME CORP                   COM              372917104     5472    98287 SH       SOLE                        0    98287        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406     1978    47353 SH       SOLE                        0    47353        0
IPC HLDGS LTD                  ORD              G4933P101     2187    80000 SH       SOLE                        0    80000        0
JUNIPER NETWORKS INC           COM              48203R104     1987    84190 SH       SOLE                        0    84190        0
LEUCADIA NATL CORP             COM              527288104     2567   121734 SH       SOLE                        0   121734        0
LIBERTY MEDIA CORP NEW         ENT COM SER A    53071M500     7343   275000 SH       SOLE                        0   275000        0
LIFEPOINT HOSPITALS INC        COM              53219L109       81     3070 SH       SOLE                        0     3070        0
METAVANTE TECHNOLOGIES INC     COM              591407101     2377    91933 SH       SOLE                        0    91933        0
NATIONAL OILWELL VARCO INC     COM              637071101      118     3619 SH       SOLE                        0     3619        0
NETAPP INC                     PUT              64110D104       20    45000 SH  PUT  SOLE                        0    45000        0
NRG ENERGY INC                 COM NEW          629377508     6716   258700 SH       SOLE                        0   258700        0
OFFICEMAX INC DEL              COM              67622P101      238    37822 SH       SOLE                        0    37822        0
PFIZER INC                     COM              717081103     2083   138852 SH       SOLE                        0   138852        0
PIONEER NAT RES CO             COM              723787107      890    34920 SH       SOLE                        0    34920        0
SCHERING PLOUGH CORP           COM              806605101     5024   200000 SH       SOLE                        0   200000        0
SCHERING-PLOUGH CORP           PFD CONV MAN 07  806605705    10768    47500 SH       SOLE                        0    47500        0
SUN MICROSYSTEMS INC           COM NEW          866810203    12724  1380000 SH       SOLE                        0  1380000        0
TELLABS INC                    COM              879664100      235    40966 SH       SOLE                        0    40966        0
WELLPOINT INC                  COM              94973V107     3500    68772 SH       SOLE                        0    68772        0
WESTERN UN CO                  COM              959802109     2589   157883 SH       SOLE                        0   157883        0
WIND RIVER SYSTEMS INC         COM              973149107     2292   200000 SH       SOLE                        0   200000        0
WYETH                          COM              983024100    16976   374000 SH       SOLE                        0   374000        0
YAHOO INC                      COM              984332106      509    32500 SH       SOLE                        0    32500        0
ZORAN CORP                     COM              98975F101      106     9700 SH       SOLE                        0     9700        0